Transactions with Related Parties - Schedule of Interest Payable from Related Parties (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payable from related parties	$ 52,161	$ 13,750
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payable from related parties	47,419	12,500
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payable from related parties	$ 4,742	$ 1,250